Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jun. 30, 2022
Entity Registrant Name	MFS® INSTITUTIONAL TRUST
Entity Central Index Key	0000867969
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Oct. 21, 2022
Document Effective Date	Oct. 24, 2022
Prospectus Date	Oct. 24, 2022
MFS Institutional International Equity Fund | R6
Prospectus:
Trading Symbol	MIEIX
MFS Institutional International Equity Fund | Class A
Prospectus:
Trading Symbol	MIEJX
MFS Institutional International Equity Fund | Class I
Prospectus:
Trading Symbol	MIEKX